Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Summary of Current and Deferred Components of Income Taxes

The current and deferred components of income taxes appearing in the consolidated statements of operation are as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Current tax expenses	21,556	46,573	84,931
Deferred tax benefits	(18,468)	(18,962)	(32,895)
Income tax expense	3,088	27,611	52,036

Schedule of Significant Components of Group's Deferred Tax Assets and Liabilities

The significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of December 31,
	2017	2018
	RMB	RMB
Deferred tax assets
Accrued expenses	7,919	28,585
Net operating loss carry forwards	33,976	46,447
Total deferred tax assets	41,895	75,032
Less: valuation allowance	—	—
Deferred tax assets, net	41,895	75,032

Schedule of Income Tax Expense Reconciliation

Reconciliation between the income tax expense computed by applying the PRC enterprise tax rate of 25% to income before income tax and actual provision were as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Income before income tax	28,863	191,900	386,613
Tax expense at PRC enterprise income tax rate of 25%	7,216	47,975	96,653
Income tax on tax holidays	(16,533)	(30,740)	(58,327)
Tax effect of permanence differences	(621)	(8,190)	(22,733)
Effect of income tax rate differences in jurisdictions other than the PRC	13,026	14,364	36,443
Change in tax rate	—	4,202	—
Income tax expense	3,088	27,611	52,036